UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 13-F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Speece Thorson Capital Group, Inc.
Address:	2270 Metropolitan Centre
		Minneapolis, MN  55402-2433

13F File Number: 28-3666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Fred H. Speece, Jr., CFA
Title:		Principal
Phone:		(612) 338-7043

      Fred H. Speece, Jr.   Minneapolis, Minnesota   July 12, 2000

Report Type:  (Check only one.):

[ X ]   13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

SEC13F.LNS                SPEECE THORSON CAPITAL GROUP



                             FORM 13F SUMMARY PAGE

                              AS OF DATE: 06/30/00



REPORT SUMMARY:


NUMBER OF OTHER INCLUDED MANAGERS:        0


FORM 13F INFORMATION TABLE ENTRY TOTAL:   34


FORM 13F INFORMATION TABLE VALUE TOTAL:   $155,275,000




LIST OF OTHER INCLUDED MANAGERS:


NO.   13F FILE NUMBER      NAME

PORTVUE-SEC13F.LNP                           SPEECE THORSON CAPITAL GROUP

                                             FORM 13F INFORMATION TABLE

                                                 AS OF DATE: 06/30/00


                    TITLE OF        VALUE   SHARES/ SH/ INVSTMT VOTING AUTHORITY
NAME OF ISSUER       CLASS   CUSIP (x$1000) PRN AMT PRN DSCRETN SOLE SHARED NONE
--------------------- ------- ------- ------ --- --- --- ------- ---- ---- ----
AMBAC FINANCIAL GROUP  COM  023139108   3108    56706 SH  SOLE   56706   0   0
AMSOUTH BANCORP COM    COM  032165102   4049   257092 SH  SOLE  257092   0   0
AVNET INC COM          COM  053807103   3706    62550 SH  SOLE   62550   0   0
BARD C R INC COM       COM  067383109   4702    97700 SH  SOLE   97700   0   0
BORDERS GROUP INC COM  COM  099709107   5712   367050 SH  SOLE  367050   0   0
BOWATER INC COM        COM  102183100   5028   113950 SH  SOLE  113950   0   0
CONOCO INC CL A        COM  208251306   5168   234900 SH  SOLE  234900   0   0
COOPER INDUSTRIES INC  COM  216669101   3855   118150 SH  SOLE  118150   0   0
CROMPTON CORPORATION   COM  227116100   5089   415400 SH  SOLE  415400   0   0
DELHAIZE AMER INC CL A COM  246688105   4787   270670 SH  SOLE  270670   0   0
DEVON ENERGY CORP      COM  25179M103   5855   104550 SH  SOLE  104550   0   0
DOVER CORP             COM  260003108   5085   125350 SH  SOLE  125350   0   0
DPL INC COM            COM  233293109   4887   222766 SH  SOLE  222766   0   0
EDWARDS A G INC COM    COM  281760108   5253   134700 SH  SOLE  134700   0   0
ENSCO INTL INC COM     COM  26874Q100   5064   141150 SH  SOLE  141150   0   0
FURNITURE BRANDS COM   COM  360921100   4051   256200 SH  SOLE  256200   0   0
HANNAFORD BROS CO COM  COM  410550107   4675    65050 SH  SOLE   65050   0   0
HORMEL GEO A & CO      COM  440452100   4543   270200 SH  SOLE  270200   0   0
JEFFERSON PILOT CORP   COM  475070108   4800    85050 SH  SOLE   85050   0   0
KEYSPAN CORP COM       COM  49337W100   5048   164150 SH  SOLE  164150   0   0
LEGGETT & PLATT INC    COM  524660107   4462   270400 SH  SOLE  270400   0   0
MBIA INC               COM  55262C100   2431    50450 SH  SOLE   50450   0   0
MILLER HERMAN INC COM  COM  600544100   4277   165300 SH  SOLE  165300   0   0
NCR CORP NEW COM       COM  62886E108   5630   144600 SH  SOLE  144600   0   0
NICOR INC COM          COM  654086107   3628   111200 SH  SOLE  111200   0   0
NISOURCE INC           COM  65473P105   5463   293300 SH  SOLE  293300   0   0
SHERWIN WILLIAMS CO    COM  824348106   4952   233700 SH  SOLE  233700   0   0
SNAP ON TOOLS CORP     COM  833034101   5254   197350 SH  SOLE  197350   0   0
SOUTHTRUST CORP COM    COM  844730101   2984   131900 SH  SOLE  131900   0   0
TIDEWATER INC          COM  886423102   4567   126850 SH  SOLE  126850   0   0
UNOCAL CORP COM        COM  915289102   4364   131750 SH  SOLE  131750   0   0
WERNER ENTERPRISES INC COM  950755108   3958   342350 SH  SOLE  342350   0   0
WILMINGTON TR CORP COM COM  971807102   2911    68100 SH  SOLE   68100   0   0
XL CAPITAL LTD.        COM  G98255105   5929   109550 SH  SOLE  109550   0   0

LINE COUNT: 34